Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components Of Loss Before Income Taxes

For the years ended December 31, 2025 and 2024, the components of loss before income taxes were as follows:

	2025	2024
Domestic	$(4,227,698)	$(4,392,880)
Total loss before income taxes	$(4,227,698)	$(4,392,880)

Schedule of Effective Statutory Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2025 and 2024 was as follows:

	Year Ended		Year Ended
	December 31, 2025	Percent	December 31, 2024	Percent
Income tax benefit at U.S. statutory rate	$(1,109,693)	(21.0)%	$(488,227)	(21.0)%
Income tax benefit – state	(343,476)	(6.5)%	(151,118)	(6.5)%
Permanent differences	33,178	0.6%	2,328	0.1%
Change in valuation allowance	1,419,991	26.9%	637,017	27.4%
Total provision for income tax	$-	0.0%	$-	0.0%

Schedule of Net Deferred Tax Asset

The Company’s approximate net deferred tax asset as of December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Deferred Tax Asset:
Net operating loss carryforward	$4,378,749	$2,958,758
Unrealized loss of short-term investments and crypto assets	28,744	-
Capitalized research and development costs	433,748	751,967
Total deferred tax asset before valuation allowance	4,841,241	3,710,726
Valuation allowance	(4,841,241)	(3,710,726)
Net deferred tax asset	$-	$-